Note 5 - Financing Agreements (Details) (USD $)	0 Months Ended	1 Months Ended		0 Months Ended				1 Months Ended								3 Months Ended	4 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended			24 Months Ended																																	0 Months Ended			0 Months Ended			1 Months Ended					0 Months Ended							0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended				3 Months Ended			6 Months Ended										1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended						0 Months Ended					1 Months Ended											0 Months Ended	1 Months Ended												1 Months Ended		1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended																1 Months Ended			6 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended			0 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended
	Jun. 04, 2013	Jun. 30, 2013	Feb. 27, 2013	Jan. 16, 2013	Nov. 08, 2012	Aug. 14, 2012	Aug. 15, 2012	Jan. 31, 2013	Nov. 30, 2012	Sep. 30, 2012	Aug. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Jul. 28, 2011	Jul. 31, 2008	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Nov. 30, 2013	Nov. 08, 2013	Aug. 15, 2013	Jul. 31, 2013	Jul. 03, 2013	Jun. 07, 2013	Dec. 19, 2012	Sep. 07, 2012	Aug. 13, 2012	Jul. 09, 2012	Jan. 27, 2012	Jan. 11, 2012	Jul. 27, 2011	Mar. 14, 2011 Redeemed on or After Six Month Annniversary but Prior to First Anniversary [Member] Series C Preferred Stock [Member]	Mar. 14, 2011 Redeemed On or After the First Anniversary but Prior to the Second Anniversary [Member] Series C Preferred Stock [Member]	May 11, 2011 Redeemed On or After the First Anniversary but Prior to the Second Anniversary [Member] Series B Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the First Anniversary but Prior to the Second Anniversary [Member] Series F Preferred Stock [Member]	Mar. 14, 2011 Redeemed On or After the First Anniversary but Prior to the Second Anniversary [Member]	Mar. 14, 2011 Redeemed On or After the Second Anniversary but Prior to the Third Anniversary [Member] Series C Preferred Stock [Member]	May 11, 2011 Redeemed On or After the Second Anniversary but Prior to the Third Anniversary [Member] Series B Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the Second Anniversary but Prior to the Third Anniversary [Member] Series F Preferred Stock [Member]	Mar. 14, 2011 Redeemed On or After the Second Anniversary but Prior to the Third Anniversary [Member]	Mar. 14, 2011 Redeemed On or After the Third Anniversary but Prior to the Fourth Anniversary [Member] Series C Preferred Stock [Member]	May 11, 2011 Redeemed On or After the Third Anniversary but Prior to the Fourth Anniversary [Member] Series B Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the Third Anniversary but Prior to the Fourth Anniversary [Member] Series F Preferred Stock [Member]	Mar. 14, 2011 Redeemed On or After the Third Anniversary but Prior to the Fourth Anniversary [Member]	Mar. 14, 2011 Redeemed Prior to the First Anniversary [Member] Series C Preferred Stock [Member]	May 11, 2011 Redeemed Prior to the First Anniversary [Member] Series B Preferred Stock [Member]	Jul. 27, 2011 Redeemed Prior to the First Anniversary [Member] Series F Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the Fourth Anniversary but Prior to the Fifth Anniversary [Member] Series F Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the Fifth Anniversary but Prior to the Sixth Anniversary [Member] Series F Preferred Stock [Member]	Jul. 27, 2011 Redeemed On Or After The Sixth Anniversary But Prior To The Seventh Anniversary [Member] Series F Preferred Stock [Member]	Nov. 05, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	May 12, 2010 Series A Preferred Stock [Member] Optimus Financing [Member] First Tranche [Member]	May 12, 2010 Series A Preferred Stock [Member] Optimus Financing [Member] Second Tranche [Member]	May 12, 2010 Series A Preferred Stock [Member] Optimus Financing [Member]	Nov. 05, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Sep. 29, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Nov. 30, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Oct. 31, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Sep. 29, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	May 12, 2010 Series A Preferred Stock [Member]	Oct. 12, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Oct. 12, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Apr. 12, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Apr. 12, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Mar. 14, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Mar. 14, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Mar. 14, 2011 Series C Preferred Stock [Member]	Jan. 13, 2011 Series B Preferred Stock [Member] Socius Financing [Member] First Transaction [Member]	Jan. 28, 2011 Series B Preferred Stock [Member] Socius Financing [Member] Second Transaction [Member]	May 11, 2011 Series B Preferred Stock [Member] Socius Financing [Member]	Apr. 29, 2010 Series B Preferred Stock [Member] Socius Financing [Member]	Apr. 28, 2010 Series B Preferred Stock [Member] Socius Financing [Member]	May 11, 2011 Series B Preferred Stock [Member]	Nov. 14, 2011 Series F Preferred Stock [Member] 2011 Ironridge Financing [Member] Second Closing [Member]	Nov. 30, 2011 Series F Preferred Stock [Member] 2011 Ironridge Financing [Member] Second Closing [Member]	Aug. 15, 2011 Series F Preferred Stock [Member] 2011 Ironridge Financing [Member]	Aug. 31, 2011 Series F Preferred Stock [Member] 2011 Ironridge Financing [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] 2011 Ironridge Financing [Member]	Sep. 30, 2012 Series F Preferred Stock [Member] 2012 Ironridge Financings [Member]	Jul. 31, 2012 Series F Preferred Stock [Member] 2012 Ironridge Financings [Member]	Mar. 31, 2013 Series F Preferred Stock [Member] 2012 Ironridge Financings [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] 2012 Ironridge Financings [Member]	Aug. 14, 2013 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member] Subsequent Event [Member]	Nov. 14, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member] Second Closing [Member]	Nov. 18, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member] Third Closing [Member]	Dec. 05, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member] Fourth Closing [Member]	Sep. 12, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jul. 12, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Aug. 15, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jun. 30, 2013 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jun. 30, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Dec. 05, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jun. 30, 2013 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jun. 30, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Scenario 1 [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Scenario 2 [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Scenario 3 [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Scenario 4 [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Scenario 5 [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Scenario 6 [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Scenario 7 [Member]	Jan. 31, 2013 Series F Preferred Stock [Member]	Dec. 31, 2011 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Jun. 30, 2013 Series F Preferred Stock [Member]	Jul. 27, 2011 Series F Preferred Stock [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Maximum [Member]	Jul. 27, 2011 Series F Reconciling Conversion Shares [Member]	Jan. 31, 2012 Series H Preferred Stock [Member] 2012 Ironridge Financings [Member]	Dec. 31, 2012 Series H Preferred Stock [Member] 2012 Ironridge Financings [Member]	Jan. 13, 2012 Series H Preferred Stock [Member] 2012 Ironridge Financings [Member]	Jan. 13, 2012 Series H Preferred Stock [Member] 2012 Ironridge Financings [Member] Maximum [Member]	Jan. 17, 2012 Series H Preferred Stock [Member] 2012 Ironridge Series H Preferred Financing [Member]	Dec. 31, 2012 Series H Preferred Stock [Member] 2012 Ironridge Series H Preferred Financing [Member]	Jan. 13, 2012 Series H Preferred Stock [Member] 2012 Ironridge Series H Preferred Financing [Member]	Jan. 13, 2012 Series H Preferred Stock [Member] 2012 Ironridge Series H Preferred Financing [Member] Maximum [Member]	Jan. 12, 2012 Series H Preferred Stock [Member]	Dec. 31, 2012 Series H Preferred Stock [Member]	Jan. 12, 2012 Series H Preferred Stock [Member] Maximum [Member]	Jan. 12, 2012 Series H Preferred Stock [Member] Minimum [Member]	Jan. 16, 2013 Incentive Shares [Member] Subsequent Event [Member]	Jan. 16, 2013 Incentive Shares [Member]	Mar. 14, 2011 Optimus Financing [Member] Original Plan [Member]	Mar. 14, 2011 Optimus Financing [Member] R & R [Member]	Mar. 14, 2011 Optimus Financing [Member] Mr. Silverman [Member]	Mar. 14, 2011 Optimus Financing [Member] William Caragol, CEO [Member]	Jan. 27, 2012 Optimus Financing [Member]	Apr. 12, 2011 Optimus Financing [Member]	Apr. 12, 2011 Optimus Financing [Member]	May 12, 2010 Optimus Financing [Member]	Oct. 13, 2009 Optimus Financing [Member]	Oct. 31, 2009 Optimus Financing [Member]	Dec. 31, 2011 Optimus Financing [Member]	Mar. 14, 2011 Optimus Financing [Member]	Dec. 31, 2009 Optimus Financing [Member]	Nov. 30, 2009 Optimus Financing [Member]	Nov. 05, 2009 Optimus Financing [Member]	Oct. 21, 2009 Optimus Financing [Member]	Oct. 08, 2009 Optimus Financing [Member]	Sep. 29, 2009 Optimus Financing [Member]	Dec. 31, 2009 Optimus Financing [Member] Maximum [Member]	Dec. 31, 2011 Optimus Financing [Member] Minimum [Member]	Jan. 13, 2011 Socius Financing [Member] First Transaction [Member]	Jan. 28, 2011 Socius Financing [Member] Second Transaction [Member]	Apr. 29, 2010 Socius Financing [Member]	May 11, 2011 Socius Financing [Member]	Apr. 28, 2010 Socius Financing [Member]	Aug. 15, 2011 2011 Ironridge Financing [Member] First Tranche [Member]	Aug. 15, 2011 2011 Ironridge Financing [Member] Second Tranche [Member]	Aug. 12, 2011 2011 Ironridge Financing [Member] Third Tranche [Member]	Sep. 16, 2011 2011 Ironridge Financing [Member] First Closing [Member]	Sep. 16, 2011 2011 Ironridge Financing [Member] Second Closing [Member]	Sep. 16, 2011 2011 Ironridge Financing [Member] Third Closing [Member]	Sep. 16, 2011 2011 Ironridge Financing [Member] Fourth Closing [Member]	Sep. 16, 2011 2011 Ironridge Financing [Member] Alternate Purchase Closing [Member]	Sep. 30, 2011 2011 Ironridge Financing [Member] First Amendment [Member]	Sep. 16, 2011 2011 Ironridge Financing [Member] First Amendment [Member]	Jul. 28, 2011 2011 Ironridge Financing [Member]	Dec. 05, 2011 2011 Ironridge Financing [Member]	Aug. 12, 2011 2011 Ironridge Financing [Member]	Jul. 27, 2011 2011 Ironridge Financing [Member]	Mar. 31, 2013 2012 Ironridge Financings [Member]	Sep. 30, 2012 2012 Ironridge Financings [Member]	Sep. 30, 2012 2012 Ironridge Financings [Member]	Dec. 31, 2012 2012 Ironridge Financings [Member]	Aug. 13, 2012 2012 Ironridge Financings [Member]	Jul. 12, 2012 2012 Ironridge Financings [Member]	Jan. 13, 2012 2012 Ironridge Financings [Member]	Dec. 31, 2009 2009 Optimus Transaction [Member] Maximum [Member]	Dec. 31, 2009 2009 Optimus Transaction [Member] Minimum [Member]	Dec. 31, 2011 2011 Optimus Transactions [Member] Maximum [Member]	Dec. 31, 2011 2011 Optimus Transactions [Member] Minimum [Member]	Aug. 15, 2011 Ironridge Series F Preferred Stock Financing [Member] First Tranche [Member]	Aug. 15, 2011 Ironridge Series F Preferred Stock Financing [Member] Second Tranche [Member]	Aug. 15, 2011 Ironridge Series F Preferred Stock Financing [Member] Third Tranche [Member]	Sep. 16, 2011 Ironridge Series F Preferred Stock Financing [Member] First Closing [Member]	Sep. 16, 2011 Ironridge Series F Preferred Stock Financing [Member] Second Closing [Member]	Sep. 16, 2011 Ironridge Series F Preferred Stock Financing [Member] Third Closing [Member]	Sep. 16, 2011 Ironridge Series F Preferred Stock Financing [Member] Fourth Closing [Member]	Sep. 16, 2011 Ironridge Series F Preferred Stock Financing [Member] First Amendment [Member]	Sep. 20, 2011 Ironridge Series F Preferred Stock Financing [Member] Second Closing [Member]	Jul. 27, 2011 Ironridge Series F Preferred Stock Financing [Member]	Jan. 13, 2012 2012 Ironridge Series H Preferred Financing [Member]	Jun. 30, 2013 2012 Ironridge Securities Purchase Agreement [Member]	Dec. 31, 2012 2012 Ironridge Securities Purchase Agreement [Member]	Aug. 13, 2012 2012 Ironridge Securities Purchase Agreement [Member]	Jul. 12, 2012 2012 Ironridge Securities Purchase Agreement [Member]	Jan. 13, 2012 2012 Ironridge Securities Purchase Agreement [Member]	May 10, 2013 Equity Line Financing [Member]	Jun. 30, 2013 Equity Line Financing [Member]	Jul. 31, 2013 Equity Line Financing [Member]	Jan. 16, 2013 TCA Purchase Agreement [Member] Subsequent Event [Member] First Debenture [Member]	Jan. 16, 2013 TCA Purchase Agreement [Member] Subsequent Event [Member]	Jan. 16, 2013 TCA Purchase Agreement [Member] First Debenture [Member]	Jan. 16, 2013 TCA Purchase Agreement [Member]	Jan. 16, 2013 Subsequent Event [Member] First Debenture [Member]	Mar. 31, 2013 Subsequent Event [Member]	Jan. 16, 2013 Subsequent Event [Member] Maximum [Member] First Debenture [Member]	Nov. 08, 2012 Issued As An Inducement [Member]	Jan. 16, 2013 Additional Interest [Member] First Debenture [Member]	Jun. 30, 2013 Settlement Of Claim [Member]	Jan. 16, 2013 First Debenture [Member]	Jan. 16, 2013 TCA Purchase Agreement [Member]	Jan. 16, 2013 Maximum [Member] First Debenture [Member]	Jan. 13, 2012 Maximum [Member]	Nov. 10, 2009 Maximum [Member]	Nov. 10, 2009 Minimum [Member]
Note 5 - Financing Agreements (Details) [Line Items]
Value of Convertible Preferred Stock Committed to Purchase by Investors																																																																			$ 4,700,000						$ 8,700,000	$ 8,700,000																																																										$ 10,000,000											$ 10,000,000						$ 10,000,000							$ 4,200,000														$ 1,500,000																					$ 1,500,000
Value of Common Stock Expressed as Percentage of Aggregate Equity Financing Loaned to Investors by Related Party																																																																																																																																																					135.00%
Related Party Transaction, Expenses from Transactions with Related Party																																																																																																																																													100,000
Interest on Fair Value of Loaned Shares Paid to Related Party																																																																																																																																													2.00%
Number of Shares of Common Stock Loaned to Investors by Related Party (in Shares)																																																																																																																																					2,729,452	70,548	700,000										1,400,000	56,000	24,000	600,000	52,000
Preferred Stock, Number of Shares Issued (in Shares)												290	290																																																				166	296								140		168	22		230				290		500			500																														500																																															130
Proceeds from Issuance of Preferred Stock and Preference Stock													243,000					551,000	1,488,000				2,791,000	4,261,000																																						1,700,000	3,000,000	1,700,000		3,000,000					1,400,000	1,400,000	1,400,000	1,400,000		1,700,000	200,000		2,300,000			193,000			500,000							193,000	243,000	188,000			500,000															188,000
Payments of Stock Issuance Costs																																																																																																																																									100,000	100,000		800,000	800,000
Number of Shares of Common Stock Demanded from Investors by Related Party (in Shares)																																																																																																																																											108,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	104,167															376,789					421,656																																								2,729,452								140,000	3,500,000																					1,039,742										7,109,751										376		1,324						14,725,404				589,016																109,178
Conversion Price of Preferred Stock (in Dollars per share)																																																											$ 76.75	$ 40	$ 3.07							$ 1.60	$ 0.40	$ 0.40																$ 0.50																	$ 12.5																							$ 0.15
Percentage of Make-Whole Shares to Preferred Stock Liquidation Value																																																													35.00%
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)																																																													$ 10,000
Percentage of Common Stock Could be Owned by Investors, Upper Range																															4.99%							9.99%																																			9.99%	9.99%																																																																					9.99%													9.99%														9.99%					9.99%																							4.99%
Percentage of Closing Bid Price																																																																									75.00%	75.00%																																									100.00%		70.00%																										75.00%
Common Stock, Shares, Issued (in Shares)		19,548,610										2,159,911				19,548,610	19,548,610	19,548,610		19,548,610	19,548,610	19,548,610	9,541,174	2,159,911	9,541,174											3,500,000
Investment Price (in Dollars per share)																																																																																																																																														$ 0.63		$ 0.50						$ 3.22	$ 0.11	$ 0.69	$ 0.77	$ 1.34
Preferred Stock, Shares Authorized (in Shares)		5,000,000										5,000,000				5,000,000	5,000,000	5,000,000		5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000																																																		400
Maximum Percentage of Outstanding Common Stock Could Be Owned by Investors																																																																											19.99%
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001										$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001																																																		$ 10,000					$ 10,000						$ 1,000																	$ 1,000																							$ 0.001	$ 0.001																																					$ 1,000		$ 1,000																							$ 1,000
Preferred Stock, Redemption Price as Percentage of Liquidation Value																																							35.00%	27.00%		141.60%	27.00%	18.00%		133.60%	18.00%	9.00%		126.10%	9.00%	35.00%		149.99%	119.00%	112.30%	106.00%																																															149.99%	141.60%	133.60%	126.10%	119.00%	112.30%	106.00%
Preferred Stock, Annual Dividend Rate Accruing in Shares																																																																											10.00%			10.00%		10.00%																																	7.65%		7.65%					4.50%	10.00%			4.50%	10.00%
Preferred Stock, Redemption Price Per Share (in Dollars per share)																																																																											$ 10,000						$ 10,000																																$ 1,000		$ 1,000											$ 1,000
Commitment Fee Payable to Investors as Part of Closing Conditions																																																																																																																																																												105,000
Maximum Amount of Common Stock Committed to Purchase by Investors as Percentage of Preferred Tranche																																																																																																																																																												100.00%
Value of Warrants Issued to Purchase Common Stock as Percentage of Common Tranche																																																																																																																																																												35.00%
Secured Note Receivable, Interest Rate																																						1.60%																																																																																																																						2.00%
Maximum Percentage of Outstanding Common Stock Could be Owned by Investors Upon Warrants Exercise																																																																																																																																																												19.99%
Proceeds from Issuance of Common Stock														250,000																																																																																																																																										1,700,000	200,000	2,300,000													250,000					379,220	153,040																				153,040	379,220				12,500	146,524
Stock Issued During Period, Shares, New Issues (in Shares)									1,850,000					6,811,989						260,000																																						166					296										140											500								290	290							1,500													376						14,725,404			500														140,000																2,434,783	285,714	1,716,417													272,480				122,939,758	25,000,000	9,000,000	79,600,000																130			360,000	1,000,000				40,064	1,091,425									74,000				191,388
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			1,704,545		2,500,000		2,777,777																																																																																																																																																	852,174	100,000	600,746
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.24		0.022		0.02		0.45																									0.03																																																																																																																								0.69		1.34																																																													0.88	0.60
Investment Warrants, Exercise Price (in Dollars per share)																																																																																																																																																									$ 0.77
Preferred Stock, Number of Shares Redeemed (in Shares)																																																																														420
Preferred Stock, Redemption Amount																																																																																																																																																											4,200,000
Redemption Premium																																																																														1,300,000
Increase in Preferred Stock Redemption Price as Percentage of Liquidation Value																																									27.00%				18.00%				9.00%				35.00%
Obligated Purchase of Common Stock by Investors														2,500,000																								2,500,000																																																																																						500,000																																											2,500,000			2,500,000					10,000,000	10,000,000	10,000,000					500,000	500,000	500,000											10,000,000	10,000,000	10,000,000			5,000,000
Purchase Price Per Share (in Dollars per share)																																						$ 0.367																																																																																		$ 1,000				$ 1,000
Premium Over the Closing Price of Common Stock																																						102.00%																																																																																																																																				102.00%
Minimum Cash Purchase Price																																						250,000																																																																																																																																				250,000
Stockholders' Equity Note, Subscriptions Receivable												2,250,000		2,250,000									264,000	2,250,000	264,000																																																																																																																																														2,250,000
Conversion of Preferred Shares for Repayment of Note Receivable (in Shares)																																																																																									1,700																						376		1,324
Conversion Of Preferred Shares And Repayment Of Ironridge Note Receivable																							1,900,000
Remaining of Ironridge Note Receivable								264,000
Closing Conditions, Minimum Closing Price of Common Stock (in Dollars per share)																																																																																																																																																																										$ 0.70							$ 0.125															$ 3.125
Obligated Purchase of Preferred Stock by Investors																																																																																																																								500,000																																					500,000	500,000	500,000
Aggregate Value of Company's Common Stock Traded																																																																																																																																																															2,000,000	500,000	1,000,000	1,000,000	1,000,000						2,000,000														2,000,000	2,000,000	500,000	1,000,000	1,000,000	1,000,000
Number of Preferred Shares Obligated to Purchase by Investors (in Shares)																																																																																														290	100	500																																																																130	290	290	290																						130	290	290	290
Amount Used In the Nominator of the Calculation of Price Per Preferred Share																																																																																																																																																																				1,000		1,000																							1,000
Percentage of Daily Volume-Weighted Average Prices of Common Stock																																																																																																																			85.00%																																																	85.00%		85.00%									90.00%														85.00%						90.00%
Denominator in Calculation of Price Per Preferred Share (in Dollars per share)																																																																																																																																																																				$ 0.257		$ 0.057																							$ 1.425
Amount to be Subtracted from the Average of Daily Volume-Weighted Average Prices (in Dollars per share)																																																																																																																																																																						$ 0.20																							$ 5.00
Accumulated Number of Shares of Preferred Stock Issued (in Shares)																																																																																																																																																																								1,500
																																																																																							100,000	500,000
(in Shares)																																																																																							100
Preferred Stock, Shares Outstanding (in Shares)																																																																																									400																							1,500	776	150
Beneficial Conversion Preferred Dividend																																																																																										15,500,000								1,100,000	2,900,000		4,500,000	4,900,000																									1,700,000																																															1,700,000
Preferred Stock, Fixed Conversion Price (in Dollars per share)																																																																																																																			$ 0.50					$ 0.15				$ 3.75
Premium over Closing Price of Common Stock																																																																																																																			32.00%
Percentage of Conversion Price Threshold																																																																																																																			150.00%																																																														200.00%
Percentage of Early Redemption Price																																																																																																																			130.00%
Percentage of Average Daily Volume-Weighted Average Price of Common Stock																																																																																																																					85.00%																																																																																														85.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																																																																																																				9.99%												9.99%																																																																															4.99%						4.99%
Cap Amount, Percentage																																						19.99%
Convertible Preferred Stock, Conversion Price Per Share (in Dollars per share)																																																																																																																								$ 0.15				$ 3.75
Noncontrolling Interest, Ownership Percentage by Parent																																					10.00%																																																																																																																																																																																	9.99%
Convertible Preferred Stock, Number of Shares Converted (in Shares)																																																																																																																							500
Designated Shares (in Shares)																																																																																																																														500	500
Preferred Stock, Dividend Rate, Percentage																																																																																																																														4.50%		10.00%
Dividend Rate Adjustment																																																																																																																														98.235%
Share Price (in Dollars per share)																																																																																																																																	$ 0.125
Percent of Conversion Price																																																																																																																																200.00%																																																																200.00%
Proceeds from Issuance of Convertible Preferred Stock																									7,400,000																																																																																													500,000				500,000
Conversion of Stock, Shares Converted (in Shares)																																																																																																																							500
Equity Line Shares Drawdown (in Shares)																																		80,000																																																																																																																																													2,000,000
Number of Shares Needed to Trade to Meet Pricing Period (in Shares)																																																																																																																																																																															6,000,000
Commitment Fee Shares (in Shares)																																																																																																																																																																															3,000,000																				120,000
Convertible, Unsecured Debt, Maximum Borrowing Capacity						400,000
Notes Payable						445,000
Debt Instrument, Unamortized Discount						45,000
Debt Discount as Percentage						10.00%
Interest Charge as Percentage if Not Paid in 90 Days						10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.001				$ 0.02										$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Percentage of Lowest Closing Price in 25 Trading Days						75.00%
Proceeds from Convertible Debt	50,000				100,000		100,000		100,000		100,000
Convertible Debt, Current					32,683		32,888		32,683																	110,000	110,000	111,000
Derivative Liability, Current		55,000														55,000	55,000	55,000		55,000	55,000	55,000	93,000		93,000	49,000		49,000
Debt Instrument, Convertible, Beneficial Conversion Feature	12,500		18,750		25,000		25,000		25,000		25,000
Debt Instrument, Convertible, Beneficial Conversion Feature, Amortization Period							1 year				1 year
Amortization		2,400														24,000	12,000	47,000					10,000
Stock Issued During Period, Value, New Issues									37,925											42,600																																																																											100,000	500,000																																		100,000	100,000																																																																													37,925
Debt Instrument, Convertible, Remaining Discount Amortization Period					1 year				1 year
Proceeds from Issuance of Debt			75,000
Notes Payable, Related Parties, Current																																	200,000
Proceeds from Related Party Debt										200,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%														8.00%	8.00%	8.00%		8.00%	8.00%	8.00%											5.00%																																																																																																																																									1.60%																																			12.00%				7.00%		12.00%
Financing Threshold Amount Triggering Accelerated Repayment of Related Party Debt																																	1,500,000
Repayments of Debt															13,500,000								100,000
Sale of Stock, Price Per Share (in Dollars per share)																																																																																																																																																																										$ 9.175								$ 80.5	$ 12.5	$ 15.75	$ 2.75
Repayments of Notes Payable								264,000														250,000	125,000																																																																																																																																																																																							250,000
Minimum Percentage of Common Stock Closing Price																																																																																																																																																																																															70.00%
Preferred Stock Convertible Number Of Shares Converted During Period (in Shares)																		1,950																																																																									50																																500
Number of Shares Needed To Trade To Meet Pricing Period (in Shares)																																																																																																																																																																																																			240,000
Debt Instrument Maturity Period						12 months
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	0.24		0.022		0.02		0.45																									0.03																																																																																																																								0.69		1.34																																																													0.88	0.60
Convertible Debt	23,684		28,125				32,888
Debt Instrument, Face Amount	55,000	78,500	82,500				111,000									78,500	78,500	78,500		78,500	78,500	78,500																																																																																																																																																																																			550,000	5,000,000	550,000	5,000,000
Derivative Liability	23,223						49,000																				49,000
Amortization of Debt Discount (Premium)																22,000		75,000
Other Liabilities		896,000	35,687													896,000	896,000	896,000		896,000	896,000	896,000
Discount On Price Per Share																														42.00%	30.00%																																																																																																																																																																							20.00%
Investment Advisory Fees																																																																																																																																																																																																										22,000		22,000
Due Diligence Fee																																																																																																																																																																																																										10,000		10,000
Legal Fees																																																																																																																																																																																																										12,500		12,500
Additional Liability Owned Had Incentive Shares Remeasured				475,328
Payments for Commissions				22,000
Stock Issued During Period, Shares, Issued for Services (in Shares)				52,632
Increase In Outstanding Principal Balance Of Debt																													80,000
Secured Debt		228,000														228,000	228,000	228,000		228,000	228,000	228,000							416,544						849,510
Period Of Obligated Purchase Of Common Stock By Investors																																																																																																																																																																																																						36 years
Maximum Investment Amount Per Notice As Percentage Of Average Daily Volume Of Common Stock For Ten Consecutive Trading Days																																																																																																																																																																																																						200.00%
Stock Issued During Period, Shares, Other (in Shares)																																																																																																																																																																																																						104,000
Gross Proceeds Threshold from an Acquisition or Disposition of Assets																																			750,000
Gross Proceeds Threshold from Completion of Any Financing																																			1,500,000
Gross Proceeds Threshold from Receipt of Any Revenues																																			750,000
Gross Proceeds Threshold from Any One Financing or Licensing Arrangement																																			3,000,000
Long-term Debt, Gross		102,695														102,695	102,695	102,695		102,695	102,695	102,695
Stock Issued During Period, Value, Other		214,535
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01										$ 0.01				$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01						$ 0.001
Other Noncash Expense																		92,000																																																																																																																																																																																																91,944
Claim Amount to be Settled by Issuing Shares of Common Stock at Discount		214,535														214,535	214,535	214,535		214,535	214,535	214,535
Stock Issued During Period, Value, Conversion of Convertible Securities																50,000
Weighted Average Number of Shares, Contingently Issuable (in Shares)																1,566,998
		$ 235,050														$ 235,050	$ 235,050	$ 235,050		$ 235,050	$ 235,050	$ 235,050